DOLE FOOD AUTOMATIC COMMON
EXCHANGE SECURITY TRUST
ANNUAL REPORT
DECEMBER 31, 1996

TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                                                 PAGE

Summary Information.........................................................................           1

Report of Independent Accountants...........................................................           2

Financial Statements for the Period August 8, 1996 (Commencement of Operations) to December
 31, 1996:

  Statement of Assets and Liabilities.......................................................           3

  Schedule of Investments...................................................................           4

  Statement of Operations...................................................................           5

  Statement of Changes in Net Assets........................................................           6

  Notes to the Financial Statements.........................................................           7

  Financial Highlights......................................................................          10

SUMMARY INFORMATION

--------------------------------------------------------------------------------

Each of the $2.7475 Automatic Common Exchange Securities (the "Securities") of the Dole Food Automatic Common Exchange Security Trust represents the right to receive an annual distribution of $2.7475, and will be exchanged on August 15, 1999 for between 0.8329 share and one share of common stock, no par value ("Common Stock"), of Dole Food Company, Inc. ("Dole"). The annual distribution of $2.7475 per Security is payable quarterly on each February 15, May 15, August 15 and November 15, through August 15, 1999. The Securities are not subject to redemption.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through August 15, 1999, and a forward purchase contract with a shareholder of Dole (the "Seller"). The trustees of the Trust do not have the power to vary the investments held by the Trust. The Trust's investment objective is to provide each holder of Securities with a quarterly distribution of $0.6869 per Security and, on August 15, 1999, a number of shares of Common Stock per Security computed as follows: if the Current Market Price is equal to or greater than $47.125, 0.8329 share of Common Stock per Security; if the Current Market Price is less than $47.125 but equal to or greater than $39.25, a number (or fractional number) of shares of Common Stock per Security having a value (determined at the Current Market Price) equal to $39.25; and if the Current Market Price is less than $39.25, one share of Common Stock per Security, subject in each case to adjustment in certain events. The "Current Market Price" means, with certain exceptions, the average closing price per share of Common Stock as reported on the New York Stock Exchange Consolidated Tape for the 20 trading days immediately prior to, but not including, August 15, 1999. In lieu of delivery of the Common Stock, the Seller may elect to pay cash in an amount equal to the then current market value of the number of shares of the Common Stock determined under the above formula.

REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Trustees and Shareholders of Dole Food Automatic Common Exchange Security Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Dole Food Automatic Common Exchange Security Trust (the "Trust") as of December 31, 1996, and the related statements of operations, changes in net assets and the financial highlights for the period from August 8, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dole Food Automatic Common Exchange Security Trust as of December 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the period referred to above, in conformity with generally accepted accounting principles.

                                            COOPERS & LYBRAND L.L.P.

New York, New York

February 27, 1997

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996

--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $107,714,912)...................................  $104,973,487
  Cash........................................................................       92,287
  Receivable from Goldman, Sachs & Co.........................................       33,000
  Prepaid expenses............................................................      101,600
  Deferred organization costs, net of accumulated amortization of $4,080......       32,638
                                                                                -----------
      Total Assets............................................................  105,233,012
                                                                                -----------

LIABILITIES:
  Accrued expenses............................................................       33,000
  Unearned expense reimbursement..............................................      125,213
                                                                                -----------
      Total Liabilities.......................................................      158,213
                                                                                -----------
Net Assets....................................................................  $105,074,799
                                                                                -----------
                                                                                -----------

COMPOSITION OF NET ASSETS:

$2.75 Trust Automatic Common Exchange Securities ("TRACES")
  no par value; 2,875,000 shares issued and outstanding.......................  $107,815,091

Unrealized depreciation of investments........................................   (2,741,425)

Undistributed net investment income...........................................        1,133
                                                                                -----------

NET ASSETS....................................................................  $105,074,799
                                                                                -----------
                                                                                -----------

NET ASSET VALUE PER TRACES....................................................  $     36.55
                                                                                -----------
                                                                                -----------
  ($105,074,799/2,875,000)

See accompanying notes to financial statements.

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

SCHEDULE OF INVESTMENTS

DECEMBER 31, 1996

--------------------------------------------------------------------------------

                                                             PAR       MATURITY     AMORTIZED         MARKET
                SECURITIES DESCRIPTION                      VALUE        DATE          COST           VALUE
------------------------------------------------------  -------------  ---------  --------------  --------------

UNITED STATES GOVERNMENT SECURITIES:

        United States Treasury Strips.................  $   1,975,000    2/15/97  $    1,962,133  $    1,962,735
        United States Treasury Strips.................      1,975,000    5/15/97       1,935,216       1,936,962
        United States Treasury Strips.................      1,975,000    8/15/97       1,907,613       1,910,121
        United States Treasury Strips.................      1,975,000   11/15/97       1,878,766       1,882,056
        United States Treasury Strips.................      1,975,000    2/15/98       1,850,542       1,855,354
        United States Treasury Strips.................      1,975,000    5/15/98       1,823,339       1,827,922
        United States Treasury Strips.................      1,975,000    8/15/98       1,794,611       1,799,205
        United States Treasury Strips.................      1,975,000   11/15/98       1,766,973       1,772,266
        United States Treasury Strips.................      1,975,000    2/15/99       1,738,691       1,744,913
        United States Treasury Strips.................      1,975,000    5/15/99       1,711,012       1,718,053
        United States Treasury Strips.................      1,975,000    8/15/99       1,683,841       1,691,015
                                                        -------------             --------------  --------------
                                                        $  21,725,000                 20,052,737      20,100,602
                                                        -------------             --------------  --------------
                                                        -------------

FORWARD PURCHASE CONTRACTS:

        D. Murdock Living Trust/
        Dole Food Automatic Common Exchange Security
          Trust Purchase Agreement..............................................      87,662,175      84,872,885
                                                                                  --------------  --------------

                Total...........................................................  $  107,714,912  $  104,973,487
                                                                                  --------------  --------------
                                                                                  --------------  --------------

See accompanying notes to financial statements.

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM AUGUST 8, 1996
(COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996

--------------------------------------------------------------------------------

INTEREST INCOME                                                                $     465,733

EXPENSES
      Administrative fees and expenses                          $      35,000
      Accounting fees                                                  28,000
      Insurance expense                                                 8,700
      Trustees fees                                                     4,000
      Amortization of deferred organization costs                       4,080
      Other expenses                                                    5,000
                                                                -------------
            Total fees and expenses                                    84,780
EXPENSE REIMBURSEMENT                                                  84,780
                                                                -------------
TOTAL EXPENSES -- Net                                                                      0
                                                                               -------------

NET INVESTMENT INCOME                                                                465,733

UNREALIZED DEPRECIATION OF INVESTMENTS                                            (2,741,425)
                                                                               -------------

NET DECREASE IN NET ASSETS RESULTING FROM
      OPERATIONS                                                               $  (2,275,692)
                                                                               -------------
                                                                               -------------

See accompanying notes to financial statements.

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM AUGUST 8, 1996
(COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996

--------------------------------------------------------------------------------

OPERATIONS:
    Net investment income.....................................................  $   465,733
    Unrealized depreciation of investments....................................   (2,741,425)
                                                                                -----------
        Net decrease in net assets from operations............................   (2,275,692)
                                                                                -----------
DISTRIBUTIONS FROM:
    Return of capital.........................................................   (1,532,087)
    Net investment income.....................................................     (464,600)
                                                                                -----------
        Total distributions...................................................   (1,996,687)

INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS:
    Gross proceeds from the sale of TRACES....................................  112,743,741
    Less:
      Selling commissions and offering expenses...............................   (3,496,563)
                                                                                -----------
        Net increase in net assets from capital shares transactions...........  109,247,178

TOTAL INCREASE IN NET ASSETS FOR THE PERIOD...................................  104,974,799

NET ASSETS, BEGINNING OF PERIOD...............................................      100,000
                                                                                -----------

NET ASSETS, END OF PERIOD.....................................................  $105,074,799
                                                                                -----------
                                                                                -----------

See accompanying notes to financial statements

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST
NOTES TO THE FINANCIAL STATEMENTS
FOR THE PERIOD FROM AUGUST 8, 1996 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

    Dole Food Automatic Common Exchange Security Trust ("Trust") was established on January 18, 1996 and amended and restated as of August 8, 1996 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of the 1940 (the "Act"), as amended. In August 1996, the Trust sold $2.75 Trust Automatic Common Exchange Securities ("TRACES") to the public pursuant to a Registration Statement on Form N-2 under the Securities Exchange Act of 1933, and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for a forward purchase contract for shares of common stock of Dole Food Company, Inc. ("DFCI"), a Hawaii corporation, with an existing shareholder of DFCI. Each TRACES represents between 0.8329 shares and 1 share of DFCI common stock. The DFCI common stock or its cash equivalent is deliverable pursuant to the contract on August 15, 1999 and the Trust will thereafter terminate.

    Pursuant to the Administration Agreement between the Trust and the Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles:

    VALUATION OF INVESTMENTS--The U.S. Treasury Strips are valued based on bid side prices at the close of the period. Amortized cost is calculated on an interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of the period from three independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

    INVESTMENT TRANSACTIONS--Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

    USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    ORGANIZATION EXPENSES--Organization expenses of $36,718 are being amortized on a straight-line basis over the life of the Trust beginning at the commencement of operations of the Trust.

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST
NOTES TO THE FINANCIAL STATEMENTS
FOR THE PERIOD FROM AUGUST 8, 1996 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1996
--------------------------------------------------------------------------------

(3) DISTRIBUTIONS

    TRACES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $2.7475 per annum or $0.6869 per quarter (except for the first distribution on November 15, 1996 which was $0.6945), payable quarterly commencing November 15, 1996.

(4) PURCHASES AND SALES OF INVESTMENTS

    Purchases of U.S. Treasury Strips and forward purchase contracts were $21,585,003 and $87,769,245, respectively. On November 15, 1996, the Trust redeemed $1,998,000 of U.S. Treasury Strips.

(5) TRUSTEES FEES

    Each of the three Trustees has been paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee has been paid a one-time, upfront fee of $3,600 for serving in such capacity. The total prepaid trustees fees of $35,000 will be amortized over the life of the Trust. At December 31, 1996, the Trust had amortized $4,000 of such fees.

(6) INCOME TAXES

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

    As of December 31, 1996, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $2,741,425, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $107,714,912 at December 31, 1996.

(7) EXPENSES

    The estimated expenses to be incurred by the Trust in connection with its ongoing operations is $100,000 annually. Of this amount, $101,600 has been prepaid by Goldman, Sachs & Co. on behalf of the Trust. Goldman, Sachs & Co. has agreed to pay all additional expenses on behalf of the Trust out of its selling commissions.

(8) FORWARD PURCHASE CONTRACTS

    On August 8, 1996, the Trust entered into one forward purchase contract with one principal shareholder of DFCI (the "Seller") and paid to the Seller $87,769,245 in connection therewith. Pursuant to such contract, the Seller is obligated to deliver to the Trust a specified number of shares of DFCI common stock on August 15, 1999 (the "Exchange Date") so as to permit the holders of the TRACES to exchange on the Exchange Date each of their shares of TRACES for between 0.8329 shares and 1 share of DFCI common stock.

    The Seller paid $107,070 of offering expenses related to the Trust. This amount has been recorded as a reduction in the cost of the forward contract.

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST
NOTES TO THE FINANCIAL STATEMENTS
FOR THE PERIOD FROM AUGUST 8, 1996 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1996
--------------------------------------------------------------------------------

    The forward purchase contract held by the Trust at December 31, 1996 is as follows:

                                                 EXCHANGE       COST OF       CONTRACT      UNREALIZED
FORWARD CONTRACT                                   DATE        CONTRACT         VALUE      DEPRECIATION
--------------------------------------------------------------------------------------------------------
David H. Murdock Living Trust.................     8/15/99     $87,662,175    $84,872,885  (  $2,789,290)

    The Seller's obligation under the forward purchase contract is collateralized by shares of DFCI common stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At December 31, 1996, the Custodian held 2,875,000 shares of DFCI common stock with an aggregate value $97,390,625.

(9) CAPITAL SHARE TRANSACTIONS

    On August 5, 1996, one TRACES was sold to the underwriter of the TRACES for $100,000. As a result of a stock split effected immediately prior to the public offering of the TRACES, this 1 TRACES was converted into 2,548 TRACES. During the period ended December 31, 1996, the Trust sold 2,872,452 TRACES to the public and received net proceeds of $109,247,178 ($112,743,741 net of sales commission and offering expenses of $3,496,563). As of December 31, 1996, there were 2,875,000 TRACES issued and outstanding.

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total investment return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for the period is not annualized.

The ratio of expenses and net investment income to average net assets is expressed with and without the application of the expense reimbursement waiver.

                                                              PERIOD FROM AUGUST 8, 1996
                                                             (COMMENCEMENT OF OPERATIONS)
                                                                 TO DECEMBER 31, 1996
Investment income                                                   $          0.16
Expenses                                                                       0.00
                                                                       ------------
Investment income--net                                                         0.16
Less distributions from:
        Return of capital                                                     (0.53)
        Net investment income                                                 (0.16)
                                                                       ------------
            Total distributions                                               (0.69)
Adjustment to capital (offering expenses)                                     (0.04)
Unrealized loss on investments                                                (0.95)
                                                                       ------------
Net decrease in net asset value                                               (1.52)
Beginning net asset value                                                     38.07*
                                                                       ------------
Ending net asset value                                              $         36.55
                                                                       ------------
                                                                       ------------
Ending market value                                                 $         35.88**
                                                                       ------------
                                                                       ------------
Total investment return based on market value                                (7.00%)
Ratio of expenses to average net assets:
    Before waiver                                                             0.08%
    After waiver                                                              0.00%
Ratio of net investment income to average net assets:
    Before waiver                                                             0.36%
    After waiver                                                              0.43%
Net assets, end of period (in thousands)                            $       105,075

* Net proceed is less selling commissions.

** Closing price on American Stock Exchange at December 31, 1996.

TRUSTEES

Donald J. Puglisi, Managing Trustee

William R. Latham III

James B. O'Neill

ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT
AND PAYING AGENT

The Bank of New York

Corporate Trust Trustee Administration

101 Barclay Street

New York, New York 10286